Label	Element	Value
Class 1 Shares Prospectus | Ultra-Short Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ultra-Short Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is to provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally, the fund invests at least 80% of its assets in bonds and other debt securities. The fund invests substantially in short-term government securities and high-quality money market instruments, such as commercial paper, commercial bank obligations and ultra-short-term debt securities. The fund maintains a dollar-weighted average portfolio maturity of 60 days or less.

The fund may enter into repurchase agreements that are fully collateralized by cash or government securities. When it enters into a repurchase agreement, the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest.

The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Ultra Short Obligation Funds Average and the Lipper Money Market Funds Average include mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. The results for certain of the years shown reflect the operation of the fund as a cash management fund prior to its conversion to an ultra-short-term bond fund on May 1, 2016. Accordingly, results for such periods may not be representative of the fund's results had the fund been operated as an ultra-short-term bond fund during the entire period. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Lipper Ultra Short Obligation Funds Average and the Lipper Money Market Funds Average include mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	capitalgroup.com/afis
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past investment results (before and after taxes) are not predictive of future investment results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this period were: Highest 0.56% (quarter ended June 30, 2019) Lowest -0.09% (quarter ended June 30, 2015)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.09%)
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2019:
Class 1 Shares Prospectus | Ultra-Short Bond Fund | Bloomberg Barclays Short-Term Government/Corporate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays Short-Term Government/Corporate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 08, 1984
Class 1 Shares Prospectus | Ultra-Short Bond Fund | Lipper Ultra-Short Obligation Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Ultra-Short Obligation Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.43%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 08, 1984
Class 1 Shares Prospectus | Ultra-Short Bond Fund | Lipper Money Market Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Money Market Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.83%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 08, 1984
Class 1 Shares Prospectus | Ultra-Short Bond Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.32%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 38
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	119
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	208
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 468
Annual Return 2010	rr_AnnualReturn2010	(0.09%)
Annual Return 2011	rr_AnnualReturn2011	(0.26%)
Annual Return 2012	rr_AnnualReturn2012	(0.18%)
Annual Return 2013	rr_AnnualReturn2013	(0.27%)
Annual Return 2014	rr_AnnualReturn2014	(0.27%)
Annual Return 2015	rr_AnnualReturn2015	(0.18%)
Annual Return 2016	rr_AnnualReturn2016	0.09%
Annual Return 2017	rr_AnnualReturn2017	0.66%
Annual Return 2018	rr_AnnualReturn2018	1.58%
Annual Return 2019	rr_AnnualReturn2019	1.92%
Label	rr_AverageAnnualReturnLabel	Ultra-Short Bond Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 08, 1984